Basis of preparation - Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Deferred income	€ 258	€ 320
Amortization of deferred income	€ 121	€ 106	€ 98